Risk Management and Financial Instruments	12 Months Ended
Dec. 31, 2025
Basis of Preparation [Abstract]
Risk management and financial instruments

27 Risk management and financial instruments

The Group recognizes financial assets and liabilities at fair value upon initial recognition, except for trade accounts receivable that are measured at the transaction price, and subsequently classified at amortized cost or at fair value through profit or loss based on the business model for asset management and the contractual cash flow characteristics of the financial asset. Purchases or sales of financial assets or liabilities are recognized on the trade date.

Financial assets are classified, at initial recognition, as subsequently measured at amortized cost, fair value through other comprehensive income (OCI), and fair value through profit or loss. The classification of financial assets at initial recognition depends on the financial asset’s contractual cash flow characteristics and the Group’s business model for managing them:

1.	Financial assets at fair value through profit or loss include financial assets held for trading and financial assets designated at initial recognition at fair value through profit or loss. In this category the Group classifies mainly “CDBs and treasury bills” and “Derivative financial instruments”.

2.	Amortized cost: Represent financial assets and liabilities which Group’s business model is to maintain financial assets in order to receive contractual cash flows and that exclusively constitute principal and interest payments on the principal amount outstanding. Financial assets at amortized cost are subsequently measured using the effective interest method and are subject to impairment. Gains and losses are recognized when the asset is written off, modified or due to changes in the expected credit losses. In this category the Group classifies mainly “Trade accounts receivable”, “Cash and cash equivalents”, “Trade accounts payable” and “Loans and financing”.

3.	Financial assets at fair value through other comprehensive income include financial assets whose business model of the Group is to hold the financial assets both to collect contractual cash flows and for potential sale, and that represent solely payments of principal and interest on the outstanding principal amount. These assets are subsequently measured at fair value, with changes in fair value recognized in other comprehensive income, except for the effects of interest, foreign exchange variations, and impairment losses, which are recognized in profit or loss for the period. When the asset is derecognized, the gains or losses previously accumulated in other comprehensive income are reclassified to profit or loss. In this category, the Company mainly classifies derivative financial instruments designated as hedging instruments in hedge relationships, whose fair value changes are recognized in other comprehensive income as long as the hedge relationship remains effective.

Financial assets and liabilities are offset and presented net in the balance sheet when there is a legal right to offset the amounts recognized and there is an intention to liquidate them on a net basis or to realize the asset and settle the liability simultaneously. The legal right should not be contingent on future events and should be applicable in the normal course of business and in the event of default, insolvency or bankruptcy of the Group or the counterparty.

The Group uses the measurement principles described in Note 2.6 – Significant accounting judgments and estimates at each statement of financial position date for each classification type of financial assets and liabilities.

Financial instruments are recognized in the consolidated financial statements as follows:

	Note	December 31, 2025	December 31, 2024
Assets
Fair value through profit or loss (1)
Financial / Overnight investments	3	1,887,853	3,270,848
National treasury bills	3	123,204	97,530
Derivative assets		155,441	75,984
Fair Value through Other Comprehensive Income
Investment in financial assets at fair value	3	49,908	79,806
Other current financial investments		—	10,220
Derivative assets		161	8,484
Amortized cost (2)
Cash at banks	3	2,557,740	2,197,822
CME Margin investments	3	105,993	104,220
Trade accounts receivable	4	4,231,924	3,735,540
Dividends Receivable		1,465	—
Related party receivables	8	41,231	77,355
Financial investments	3	45,780	—
Total		9,200,700	9,657,809
Liabilities
Amortized cost
Loans and financing	16	(21,090,568)	(19,326,796)
Trade accounts payable and supply chain finance	15	(7,332,559)	(6,194,223)
Debt with related party		(190,998)	—
Lease		(1,767,285)	(1,734,029)
Fair value through profit or loss
Derivative liabilities		(267,214)	(264,543)
Fair Value through Other Comprehensive Income
Derivative liabilities		(3,567)	(1,523)
Total		(30,652,191)	(27,521,114)

(1)	CDBs are updated at the contractual rate but have a short-term and the counterparties are financial institutions, and their carrying amount is approximate to fair value. National treasury bill are measured at fair value.
(2)	Loans and receivables are classified as amortized cost. The trade accounts receivable are short-term and net of expected losses.

Fair value of assets and liabilities: The Group determine fair value measurements in accordance with the hierarchical levels that reflect the significance of the inputs used in the measurement, with the exception of those maturing in the short term, equity instruments without an active market and contracts with discretionary characteristics that the fair value cannot be measured reliably, according to the following levels:

Level 1 - Quoted prices in active markets (unadjusted) for identical assets or liabilities;

Level 2 - Inputs other than Level 1, in which prices are quoted for similar assets and liabilities, either directly by obtaining prices in active markets or indirectly through valuation techniques that use data from active markets;

	December 31, 2025			December 31, 2024
	Level 1	Level 2	Total	Level 1	Level 2	Total
Financial assets
Financial / Overnight investments	—	1,887,853	1,887,853	—	3,270,848	3,270,848
National treasury bills	123,204	—	123,204	97,530	—	97,530
Derivative assets	—	155,602	155,602	—	84,468	84,468
Investment in financial assets at fair value	49,908	—	49,908	79,806	—	79,806
Other current financial investments	—	—	—	10,220	—	10,220

Financial liabilities
Derivative liabilities	—	270,781	270,781	—	266,066	266,066

Fair value of assets and liabilities carried at amortized cost: The fair value of the Notes under Rule 144-A and Regulation S, are estimated using the closing sale price of these securities informed by a financial newswire on December 31, 2025 and December 31, 2024, considering there is an active market for these financial instruments. The book value of the remaining fixed-rate loans approximates fair value since the interest rate market, the Group’s credit quality, and other market factors have not significantly changed since entering into the loans. The book value of variable-rate loans and financings approximates fair value given the interest rates adjust for changes in market conditions and the quality of the Group’s credit rating has not substantially changed. For all other financial assets and liabilities, book value approximates fair value due to the short duration of the instruments. The following details the estimated fair value of the notes:

	December 31, 2025			December 31, 2024
Description	Principal	Price (% of the Principal)	Fair value	Principal	Price (% of the Principal)	Fair value
Notes 2.50% JBS Lux 2027	105,951	98.06%	103,892	1,000,000	94.98%	949,770
Notes 5.13% JBS Lux 2028	—	—	—	899,740	99.50%	895,205
Notes 3.00% JBS Lux 2029	599,957	96.35%	578,071	599,957	91.20%	547,161
Notes 6.5% JBS Lux 2029	—	—	—	69,906	100.52%	70,273
Notes 5.5% JBS Lux 2030	—	—	—	1,249,685	99.77%	1,246,786
Notes 3.75% JBS Lux 2031	493,000	95.08%	468,720	493,000	88.93%	438,435
Notes 3.00% JBS Lux 2032	1,000,000	89.95%	899,470	1,000,000	83.22%	832,210
Notes 3.63% JBS Lux 2032	968,780	93.80%	908,754	968,780	87.96%	852,178
Notes 5.75% JBS Lux 2033	1,661,675	104.55%	1,737,298	1,661,675	99.54%	1,654,048
Notes 6.75% JBS Lux 2034	1,507,046	110.61%	1,666,974	1,507,046	105.85%	1,595,148
Notes 4.38% JBS Lux 2052	900,000	77.73%	699,579	900,000	110.50%	994,482
Notes 6.50% JBS Lux 2052	1,548,000	103.12%	1,596,236	1,548,000	101.53%	1,571,731
Notes 7.25% JBS Lux 2053	900,000	111.95%	1,007,559	900,000	74.94%	674,487
Notes 4.25% PPC 2031	796,158	97.40%	775,458	855,725	92.24%	789,303
Notes 3.5% PPC 2032	899,600	92.44%	831,572	900,000	86.34%	777,033
Notes 6.25% PPC 2033	922,521	107.19%	988,878	980,000	102.16%	1,001,178
Notes 6.875% PPC 2034	500,000	111.15%	555,740	500,000	106.73%	533,650
Notes 5.95% JBS USA 2035	1,000,000	105.29%	1,052,860	—	—	—
Notes 6.38% JBS USA 2055	750,000	102.06%	765,428	—	—	—
Notes 5.5% JBS Lux 2036	1,250,000	101.85%	1,273,175	—	—	—
Notes 6.25% JBS Lux 2056	1,250,000	99.90%	1,248,738	—	—	—
Notes 6.375% JBS Lux 2066	1,000,000	99.88%	998,780	—	—	—
	18,052,688		18,157,182	16,033,514		15,423,078

Finance income (expense) by category of financial instrument:

	2025	2024	2023

Fair value through profit or loss	(68,080)	(256,499)	204,573
Amortized cost	(1,488,196)	(1,413,264)	(1,566,845)
Total	(1,556,276)	(1,669,763)	(1,362,272)

Risk management:

The Group during the regular course of its operations is exposed to market, credit and liquidity risks. These exposures are managed by the Risk Management Department, following the Financial and Commodities Risk Management Policy defined by the Risk Management Committee and approved by the Board of Directors. The Risk Management Department is responsible for identifying all the risk factors that may cause adverse financial results for the Group and proposing strategies to mitigate those risks. Their proposals are submitted to the Risk Management Committee for submission to the Board of Directors, who supervises the implementation of new solutions, noting limitations of scope and guidelines of the Financial and Commodities Risk Management Policy.

The following are the risks and operations to which the Group is exposed in the current period. Additionally, a sensitivity analysis is presented for each type of risk, consisting of the effects on Financial Results arising from possible changes: CDI and other rates 25% and 50%, and foreign currency and commodity exposures 15% and 30% in the relevant variables for each risk. For each scenario, the Group deems the use of the Value at Risk (VaR) methodology appropriate, with a 99% confidence interval (C.I.) and a one-day horizon.

a Market Risk:

The exposure to market risk is monitored, especially the risks related to foreign exchange, interest rates and commodity prices, which directly affect the value of financial assets and liabilities, future cash flows and net investments in foreign subsidiaries. In these cases, Group may use financial hedge instruments, including derivatives, with the approval by the Board of Directors.

It is the responsibility of the Risk Management Department to ensure that other areas are within the risk exposure limits set by Management to protect against volatility in price, centralize the exposures and apply the Financial and Commodities Risk Management policy.

The Risk Management Department uses proprietary and third-party information systems specially developed to control and manage market risk, applying stress scenario and Value at Risk analysis (VaR) to measure Group’s net exposure as well as the cash flow risk with the B3 and the Chicago Mercantile Exchange.

a1. Interest rate risk

Interest rate risk is related to potentially adverse results that Group may realize from changes in interest rates, which may be caused by economic crisis, changes in sovereign monetary policy, or market movements. The Group primarily has assets and mainly liabilities exposed to variable interest rates like the CDI Interbank Deposit Certificate), IPCA (Extended National Consumer Price Index) and TJLP (Long Term Interest Rate), among others. The Group’s Financial and Commodities Risk Management Policy does not define the proportion between float and fixed exposures, but the Risk Management Department monitors market conditions and may propose to the Risk Management Committee strategies to rebalance the exposure.

The quantitative data referring to the risk of exposure to the Group’s interest rates on December 31, 2025 and December 31, 2024, are in accordance with the Financial and Commodity Risk Management Policy of the Group and are representative of the exposure incurred during the period. The main exposure to financial risks as of December 31, 2025 and December 31, 2024 are shown below:

	December 31, 2025	December 31, 2024
Net exposure to the CDI/FED rate:
CRA - Agribusiness Credit Receivable Certificates	(54,231)	(47,650)
Credit note - export	(410)	(1,704)
Rural - Credit note - Prefixed	(114,282)	—
Related party transactions	(105,892)	—
CDB-DI (Bank certificates of deposit)	727,695	760,300
CME Margin investments	105,760	104,000
Treasury bills	75,286	58,757
Subtotal	633,926	873,703
Derivatives (Swap)	(922,938)	(1,285,134)
Total	(289,012)	(411,431)
Net exposure to the IPCA rate:
Treasury bills	47,920	35,127
CRA - Agribusiness Credit Receivable Certificates	(2,165,193)	(1,163,028)
Margin cash	—	3,867
Related party transactions	(43,875)	77,355
Subtotal	(2,161,148)	(1,046,679)
Derivatives (Swap)	805,029	1,150,685
Total	(1,356,119)	104,006

Liabilities exposure to the SOFR rate:
Export credit note	(254,903)	(102,367)
Prepayment	—	(100,296)
Prepayment - exchange agreement	(11,691)	(2,599)
Total	(266,594)	(205,262)

Sensitivity analysis as of December 31, 2025:

			Scenario (I) VaR 99% C.I. 1 day		Scenario (II) Interest rate variation - 25%		Scenario (III) Interest rate variation - 50%
Contracts exposure	Risk	Current scenario	Rate	Effect on income	Rate	Effect on income	Rate	Effect on income
CDI	Increase	14.90%	14.96%	(162)	18.63%	(10,984)	22.35%	(21,968)
IPCA	Increase	4.46%	4.47%	(71)	5.58%	(15,427)	6.69%	(30,854)
SOFR	Increase	3.87%	3.87%	(11)	4.84%	2,633	5.81%	5,263
				(244)		(23,778)		(47,559)

			December 31, 2025				December 31, 2024
Instrument	Risk factor	Maturity	Notional	Fair value (Asset) - US$	Fair value (Liability) - US$	Fair value	Notional	Fair value (Asset) - US$	Fair value (Liability) - US$	Fair value
Swap	IPCA	2027	177,815	205,191	(220,189)	(14,998)	158,004	162,453	(171,479)	(9,026)
	IPCA	2031	30,309	40,605	(48,349)	(7,744)	189,071	212,403	(224,840)	(12,437)
	IPCA	2032	125,573	152,936	(178,835)	(25,899)	183,123	192,464	(216,650)	(24,186)
	IPCA	2034	139,033	148,563	(158,375)	(9,812)	127,416	124,373	(135,650)	(11,277)
	IPCA	2037	200,113	257,734	(317,190)	(59,456)	189,239	215,192	(263,254)	(48,062)
	IPCA	2038	—	—	—	—	142,320	143,557	(159,263)	(15,706)
	IPCA	2039	—	—	—	—	20,854	20,363	(21,830)	(1,467)
	IPCA	2044	—	—	—	—	80,745	79,880	(92,168)	(12,288)
			672,843	805,029	(922,938)	(117,909)	1,090,772	1,150,685	(1,285,134)	(134,449)

b. Exchange rate risk

Exchange rate risk relates to potentially adverse results that the Group may face from fluctuations in foreign currency exchange rates from economic crisis, sovereign monetary policy alterations, or market movements.

The Risk Management Department enters into transaction with derivative instruments previously approved by the Board of Directors to protect financial assets and liabilities and future cash flow from commercial activities and net investments in foreign operations. The Board of Directors has approved the use of future contracts, NDFs (non deliverable forwards), DFs (Deliverable forwards), and swaps that may be applied to hedge loans, investments, cash flows from interest payments, export estimate, acquisition of raw material, and other transactions, whenever they are quoted in currencies different than the entity’s. functional currency. The primary exposures to exchange rate risk are in US Dollars (US$), Euro (€) and British Pound (£).

The carrying amounts of assets and liabilities and other positions exposed to foreign currency risk at December 31, 2025, and 2024 are presented below along with the notional amounts of derivative contracts intended to offset the exposure, in accordance with the Group’s Financial and Commodities Risk Management Policy. The exposure is related to Brazilian Real.

	USD		EUR		GBP
	December 31, 2025	December 31, 2024	December 31, 2025	December 31, 2024	December 31, 2025	December 31, 2024
OPERATING
Cash and cash equivalents	1,976,408	1,639,584	102,128	50,341	36,591	16,097
Margin cash	4,747	220	—	—	—	—
Trade accounts receivable	1,173,182	1,073,398	310,157	165,016	96,211	65,684
Sales orders	1,478,630	1,062,765	186,577	78,854	10,037	54,370
Trade accounts payable	(300,958)	(297,536)	(77,245)	(78,268)	(19,671)	(16,271)
Purchase orders	(87,387)	(83,493)	(38,009)	(8,928)	—	—
Operating subtotal	4,244,622	3,394,938	483,608	207,015	123,168	119,880
FINANCIAL

Advances to customers	(3,369)	(4,683)	(1,525)	(1,562)	(191)	(191)
Loans and financing	(366,169)	(1,290,871)	—	(614)	—	—
Financial subtotal	(369,538)	(1,295,554)	(1,525)	(2,176)	(191)	(191)
Operating financial subtotal	3,875,084	2,099,384	482,083	204,839	122,977	119,689

Total exposure	3,875,084	2,099,384	482,083	204,839	122,977	119,689
DERIVATIVES
Future contracts	241,445	1,840	(79,419)	(85,595)	(40,676)	(34,095)
Deliverable Forwards (DF´s)	(278,582)	(664,084)	103,646	70,949	(26,856)	(26,785)
Non-Deliverable Forwards (NDF´s)	43,471	(417,158)	(22,951)	(19,559)	—	(6,262)
Total derivatives	6,334	(1,079,402)	1,276	(34,205)	(67,532)	(67,142)
NET EXPOSURE IN US$	3,881,418	1,019,982	483,359	170,634	55,445	52,547

b1.1. Sensitivity analysis and derivative financial instruments breakdown:

b1.1.1 US Dollar (amounts in thousands of US$):

		Current	Scenario (i) VaR 99% C.I. 1 day		Scenario (ii) Interest rate variation - 15%		Scenario (iii) Interest rate variation - 30%
Exposure of US$	Risk	exchange rate	Exchange rate	Effect on income	Exchange rate	Effect on income	Exchange rate	Effect on income

Operating	Depreciation	1.00	0.98	(74,873)	0.85	(636,693)	0.70	(1,273,387)
Financial	Appreciation	1.00	1.02	(6,519)	1.15	(55,431)	1.30	(110,861)
Derivatives	Depreciation	1.00	0.98	(112)	0.85	(950)	0.70	(1,900)

			December 31, 2025			December 31, 2024
Instrument	Risk factor	Nature	Quantity	Notional (US$)	Fair value	Quantity	Notional (US$)	Fair value

Future Contract	American dollar	Long	227,860	241,445	(1,814)	4,765	1,840	12

			December 31, 2025			December 31, 2024
Instrument	Risk factor	Nature	Notional (US$)	Notional (US$)	Fair value	Notional (US$)	Notional (US$)	Fair value

Deliverable Forwards	American dollar	Short	(278,582)	(278,582)	13,069	(664,084)	(664,084)	(16,868)
Non-Deliverable Forwards	American dollar	Short	43,471	43,471	(4,467)	(417,158)	(417,158)	(950)

b1.1.2 € - EURO (amounts in thousands of US$):

			Scenario (i) VaR 99% C.I. 1 day		Scenario (ii) Interest rate variation - 15%		Scenario (iii) Interest rate variation - 30%
Exposure of US$	Risk	Current exchange	Exchange rate	Effect on income	Exchange rate	Effect on income	Exchange rate	Effect on income

Operating	Depreciation	1.18	1.15	(9,120)	1.00	(72,541)	0.82	(145,082)
Financial	Appreciation	1.18	1.20	(29)	1.35	(229)	1.53	(458)
Derivatives	Depreciation	1.18	1.15	(24)	1.00	(191)	0.82	(383)

			December 31, 2025			December 31, 2024
Instrument	Risk factor	Nature	Quantity	Notional (US$)	Fair value	Quantity	Notional (US$)	Fair value

Future Contract	Euro	Short	(5,556,200)	(79,419)	62	2,074	(85,595)	49

			December 31, 2025			December 31, 2024
Instrument	Risk factor	Nature	Notional (EUR)	Notional (US$)	Fair value	Notional (EUR)	Notional (US$)	Fair value

Deliverable Forwards	Euro	Long	88,156	103,646	(2,039)	68,259	70,949	2,376
Non-Deliverable Forwards	Euro	Short	(19,521)	(22,951)	(55)	(18,818)	(19,559)	420

b1.1.3 £ - British Pound (amounts in thousands of US$):

			Scenario (i) VaR 99% C.I. 1 day		Scenario (ii) Interest rate variation - 15%		Scenario (iii) Interest rate variation - 30%
Exposure of US$	Risk	Current exchange	Exchange rate	Effect on income	Exchange rate	Effect on income	Exchange rate	Effect on income
Operating	Depreciation	1.35	1.32	(2,133)	1.14	(18,475)	0.94	(36,950)
Financial	Appreciation	1.35	1.37	(3)	1.55	(29)	1.75	(57)
Derivatives	Appreciation	1.35	1.37	(1,170)	1.55	(10,130)	1.75	(20,260)

			December 31, 2025			December 31, 2024
Instrument	Risk factor	Nature	Quantity	Notional (US$)	Fair value	Quantity	Notional (US$)	Fair value

Future Contract	British pound	Short	(3,020)	(40,676)	72	1,219	(34,095)	12

			December 31, 2025			December 31, 2024
Instrument	Risk factor	Nature	Notional (GBP)	Notional (US$)	Fair value	Notional (GBP)	Notional (US$)	Fair value

Deliverable Forwards	British pound	Short	(19,939)	(26,856)	129	(21,368)	(26,785)	(675)
Non-Deliverable Forwards	British pound	Short	—	—	—	(4,996)	(6,262)	(128)

c. Commodity price risk

The Group operates globally (across the entire livestock protein chain and related business) and during the regular course of its operations is exposed to price fluctuations in feeder cattle, live cattle, lean hogs, corn, soybeans, and energy, especially in the North American, Australian and Brazilian markets. Commodity markets are characterized by volatility arising from external factors including climate, supply levels, transportation costs, agricultural policies and storage costs, among others. The Risk Management Department is responsible for mapping the exposures to commodity prices of the Group and proposing strategies to the Risk Management Committee, in order to mitigate these exposures.

Biological assets are a very important raw material used by the Group. In order to maintain future supply of these materials, the Group participates in forward contracts to anticipate purchases with suppliers. To complement these forward purchases, the Group uses derivative instruments to mitigate each specific exposure, most notably futures contracts, to mitigate the impact of price fluctuations - on inventories and sales contracts. The Group takes the historical average amount spent on materials as an indication of the operational value to be protected by firm contracts.

c1. Position balance in commodities and corn contracts:

Given the nature of its operations, the Group is exposed to volatility in cattle prices and corn, where price fluctuations arise from factors beyond the Group’s control, such as climate, cattle supply, transportation costs and agricultural policies among others. Forward purchases of cattle can be negotiated at floating (prices marked at the delivery day current price) or fixed prices. The Group may use future contracts traded at the B3 to balance these exposures.

The factors that influence the commodity price risk reduction strategy are the timing of term contracts for cattle purchases considering any negotiated values and terms.

The Group’s exposure to cattle price fluctuation as of December 31, 2025, is presented below in accordance with the Group’s Financial and Commodities Risk Management Policy and is representative of the exposure at each period end.

Exposure in Commodities (Livestock) - Expressed in contract quantity	December 31, 2025	December 31, 2024
OPERATING
Firm contracts	31,200	31,028
Subtotal	31,200	31,028
DERIVATIVES
Future contracts	7,348	6,548
Deliverable Forwards	(41,942)	(38,658)
Subtotal	(34,594)	(32,110)
NET EXPOSURE	(3,394)	(1,082)

Sensitivity analysis as of December 31, 2025:

			Scenario (i) VaR 99% C.I. 1 day		Scenario (ii) @ Variation - 15%		Scenario (ii) @ Variation - 30%
Exposure	Risk	Current price	Price	Effect on income	Price	Effect on income	Price	Effect on income
Operating	Depreciation	72	71	(22,894)	61	(343,413)	50	(686,827)
Derivatives	Appreciation	32	32	(25,569)	36	(383,530)	41	(767,059)
				(48,463)		(726,943)		(1,453,886)

Derivatives financial instruments breakdown:

			December 31, 2025		December 31, 2024
Instrument	Risk factor	Nature	Quantity	Fair value	Quantity	Fair value

Future Contracts	Commodities (livestock)	Long	7,348	(346)	6,548	(2,645)
Deliverable Forwards	Commodities (livestock)	Short	(41,942)	(93,782)	(38,658)	(39,649)

Exposure in Commodities (Grains and others) - Expressed in contract quantity	December 31, 2025	December 31, 2024
OPERATING
Firm contracts	5,403	8,573
Subtotal	5,403	8,573
DERIVATIVES
Future B3	17,515	6,949
Future CME	155	—
Deliverable Forwards	32,783	16,144
Subtotal	50,453	23,093
NET EXPOSURE	55,856	31,666

Sensitivity analysis as of December 31, 2025:

		Current price	Scenario (i) VaR 99% C.I. 1 day		Scenario (ii) @ Variation - 15%		Scenario (ii) @ Variation - 30%
Exposure	Risk	(USD per head)	Price	Effect on income	Price	Effect on income	Price	Effect on income

Operating	Appreciation	19	19	(1,191)	22	(17,862)	25	(35,724)
Derivatives	Depreciation	3	3	(5,319)	3	(79,778)	2	(159,555)
				(6,510)		(97,640)		(195,279)

Derivatives financial instruments breakdown:

			December 31, 2025		December 31, 2024
Instrument	Risk factor	Nature	Quantity	Fair value	Quantity	Fair value

Future Contracts	Commodities (grains and others)	Long	17,515	(170)	6,949	83
Deliverable Forwards	Commodities (grains and others)	Long	32,783	46,621	16,144	(13,921)
Future CME	Commodities (grains and others)	Long	155	(45)	—	—

c2. Hedge accounting:

The Group applies hedge accounting for grain purchases by the subsidiary Seara Alimentos, aiming at bringing stability to the results. The designation of these instruments is based on the guidelines outlined in the Financial and Commodity Risk Management Policy defined by the Risk Management Committee and approved by the Board of Directors.

Financial instruments designated for hedge accounting were classified as cash flow hedge. The effective amount of the instrument’s gain or loss is recognized under “Other comprehensive income (expense)” and the ineffective amount under “Financial income (expense), net”, and the accumulated gains and losses are reclassified to profit and loss or to the statement of financial position when the object is recognized, adjusting the item in which the hedged object was recorded.

In these hedge relationships, the main sources of ineffectiveness are the effect of the counterparties and the Group’s own credit risk on the fair value of the forward foreign exchange contracts, which is not reflected in the change in the fair value of the hedged cash flows attributable to the change in exchange rates; changes in commodities prices; and changes in the timing of the hedged transactions.

Below are the effects on the statement of income, after the adoption of hedge accounting:

	December 31, 2025	December 31, 2024
Statements of income:

Cost of sales before hedge accounting adoption	(7,882,571)	(6,585,192)

Derivatives operating income (loss)	321	(787)
Commodities	321	(787)
Cost of sales with hedge accounting	(7,882,250)	(6,585,979)

Financial income (expense), net excluding derivatives	(69,877)	(246,602)

Derivatives financial income (expense), net	(5,894)	(90,340)
Currency	5,759	(79,296)
Commodities	(11,653)	(10,760)
Interest	—	(284)

Financial income (expense), net	(75,771)	(336,942)

Below are the effects on other comprehensive income (expense), after the adoption of hedge accounting:

	December 31, 2025	December 31, 2024
Statements of other comprehensive income (expense):
Financial instruments designated as hedge accounting:	(1,644)	324
Commodities	(1,644)	324
Gain (loss) on cash flow hedge	1,293	7,882
Deferred income tax on hedge accounting	—	—
Other comprehensive income (expense)	1,293	7,882

Hedge cash flow movement	December 31, 2024	OCI	December 31, 2025
Hedge accounting operations at the parent company	186	1,293	1,479
(-) Income Tax	(63)	(439)	(502)
Total of other comprehensive income (expense)	123	854	977

Below are the effects on the statement of financial position, after the adoption of hedge accounting:

	December 31, 2025	December 31, 2024
Statement of financial position:
Derivative (liabilities)/assets	(15)	84
Financial instruments designated as hedge accounting:
Commodities	(15)	84

Derivative (liabilities)/assets	(6,568)	69
Financial instruments not designated as hedge accounting:
Exchange	(6,568)	69

Other comprehensive income (expense)	(1,644)	306
Commodities	(1,644)	306

Inventories	165	20
Commodities	165	20

Open amounts in statement of financial position of derivative assets and liabilities:

	December 31, 2025	December 31, 2024

Assets:
Designated as hedge accounting	—	84
Exchange derivaties	—	84
Not designated as hedge accounting	—	69
Exchange	—	69

Current assets	—	153

Liabilities:
Designated as hedge accounting	15	—
Commodities	15	—

Not designated as hedge accounting	6,568	—
Currency	6,568	—
Current liabilities	6,583	—

d. Credit risk

The Group is subject to credit risk related to trade accounts receivable, financial investments and derivative contracts. For the trade account receivable the Financial and Commodities Risk Policy significantly understand the diversification of the portfolio contribute significantly to the reduction of credit risk, but also sets parameters for the credit granting observing the measures, financial and operational, supported by consultations with agencies that also monitor credit. The impairment of these financial assets is carried out based on credit analyses. If the counter party of a financial transaction is a financial institution (financial investments and derivative contracts), the Group establishes exposure limits set by the Risk Management Committee, based on the risk ratings of specialized international agencies.

The Group considers a financial asset to be in default when:

1.	the debtor is unlikely to pay its credit obligations to the Group in full, without recourse by the Group to actions such as realizing security (if any is held); or

2.	the losses are expected based on the client’s operational history and credit.

Category	% Equity	Maximum horizon
AAA	2.00	5 years
AA	1.00	3 years
A	0.50	2 years
BBB	0.25	1 year

The information about the exposure to weighted average loss rate, gross carrying amount, impairment losses recognized in the statement of income are as follows:

	Weighted average loss rate	Gross carrying amount	Expected credit loss
December 31, 2025
Cash and cash equivalents	—	4,565,136	—
Margin cash	—	159,562	—
Trade accounts receivable	(1.81)%	4,231,924	(76,685)
Related party receivables	—	41,231	—
		8,997,853	(76,685)

e. Liquidity risk

Liquidity risk arises from the Group’s working capital management and obligations to pay interest and principal on its financing, especially debt instruments. Liquidity risk is the risk that the Company may not have available liquidity to meet its financial obligations when they are due.

The Group manages liquidity risk primarily by assessing the Group’s overall leverage by monitoring the net debt ratio. This ratio compares the Group’s net debt (total loans and financing less the total of cash and cash equivalents) to “Adjusted EBITDA” for the preceding 12 months. The Group’s working capital management strategy includes maintaining its leverage at or below its target leverage ratio in order to ensure that the Group can meet its financial obligations while achieving efficiency in its cost of funding.

The leverage ratio is shown below:

	December 31, 2025		December 31, 2024
Leverage indicator (USD)	2.39	x	1.89	x

The table below shows the contractual obligation amounts from financial liabilities of the Group according to their maturities:

	December 31, 2025					December 31, 2024
	Until 1 year	Between 2 and 3 years	Between 4 and 5 years	More than 5 years	Total	Until 1 year	Between 2 and 3 years	Between 4 and 5 years	More than 5 years	Total

Trade accounts payable and supply chain finance	7,332,559	—	—	—	7,332,559	6,194,223	—	—	—	6,194,223
Loans and financing	833,085	249,115	794,458	19,213,910	21,090,568	2,084,225	1,046,253	1,688,693	14,507,625	19,326,796
Estimated interest on loans and financing (1)	1,265,226	2,425,415	2,377,113	15,237,492	21,305,246	2,458,318	2,440,620	839,949	5,670,017	11,408,904
Derivatives liabilities (assets)	156,405	114,376	—	—	270,781	165,979	100,087	—	—	266,066
Payments of leases	354,887	520,701	351,036	861,409	2,088,033	377,769	797,268	326,928	817,668	2,319,633
Commodity forward purchase contracts	140,956	13,912,887	11,252,506	2,614,618	27,920,967	58,997	28,244,384	4,238,571	986,771	33,528,723

(1)	Includes interest on all loans and financing outstanding. Payments are estimated for variable rate debt based on effective interest rates at December 31, 2025 and December 31, 2024. Payments in foreign currencies are estimated using the December 31, 2025 and December 31, 2024 exchange rates.

The Group has future commitment for purchase of grains and cattle whose balances at December 31, 2025 is US$27.9 billion (December 31, 2024 is US$33.5 billion).

The Company has assets pledged as collateral for derivative operations with commodities and futures exchanges, the balance of which as of December 31, 2025, is US$ 159,562 (US$ 136,554 as of December 31, 2024). This collateral exceeds the requirements for these operations.

The interest payments on variable interest rate loans and bond issues in the table above reflect market forward interest rates at the reporting date and these amounts may change as market interest rates change. The future cash flows on derivative instruments may be different from the amount in the above table as interest rates and exchange rates or the relevant conditions underlying the derivative change. Except for these financial liabilities, it is not expected that the cash flows included in the maturity analysis could occur significantly earlier, or at significantly different amounts.

f. Risks linked to climate change and the sustainability strategy

During the year ended December 31, 2025, the Group conducted a climate risk assessment to identify and evaluate potential climate-related impacts, risks, and opportunities across its operations and value chain. This process resulted in a prioritized list of climate-related risks and opportunities based on the Group’s financial materiality assessment, performed by an independent third party in accordance with the Group’s established criteria and thresholds.

The assessment considered both the likelihood of occurrence and the magnitude of potential financial impacts, based on qualitative and quantitative factors, informed judgment and underlying assumptions.

For the year ended December 31, 2025, the Administration considered the data and assumptions highlighted below as the main risks:

(i)	Risk of increased regulation on energy

●	Regulatory pressures, inflation and energy scarcity increasing electricity and fuel costs.

(ii)	Risk of extreme weather events

●	Climate-related volatility in agricultural commodity availability, quality and pricing.

(iii)	Risk of failure to adapt to physical effects of climate change

●	Climate-related disruptions affecting supply chain infrastructure and operational infrastructure.